Commitments Under Research and Collaboration Agreements (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments			$ 11,100		$ 11,100
Clinical development milestones.			14,000		14,000
Regulatory events			80,000		80,000
Commercial sales			$ 150,000		$ 150,000
Net sales of licensed products milestone payment			$3,995		$3,995
Milestone payments commercial milestones			$ 12,000		$ 12,000
Extension royalties		$ 225			225
Accrued extension royalties		$ 200			200	$ 200
Development milestones			32,500		32,500
Annual sales milestone payments			$ 50,000		$ 50,000
Net profits from licensed product sales			50.00%		50.00%
Payment of development milestones			$ 3,300
Accrued amount			3,300		$ 3,300
Patent costs reimbursements					0	49
Accrued liabilities	$ 325		325		325	379
Other income				$ 3,556	3,556
Research and Development Expense [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments			70,000		70,000
Royalties amount			6	$ 6	25	25
MedImmune License Agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments			244,000		244,000
NCI License Agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount			25
MSK License Agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payment upon achieving			10,500		10,500
Milestone payment on net sales			30,000		30,000
Accrued royalties	790		790		790
VAZYME License agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments			200		200
Accrued liabilities	200		200		200	200
Other Accrued Expenses and Accounts Payable [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Patent costs reimbursements			273		273	273
Other Accrued Expenses [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Patent costs reimbursements			169		169	169
Accounts Payable [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Milestone payments						790
Subsequent Event [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Payment of development milestones	$ 3,300
Minimum [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount			20		20
Minimum [Member] | Research and Development Expense [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount					0	$ 20
Minimum [Member] | NCI License Agreement [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount					25
Maximum [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount			$ 30		30
Maximum [Member] | Research and Development Expense [Member]
Commitments under Research and Collaboration Agreements [Line Items]
Royalties amount					$ 498,000